Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net income (loss)	$ 5,179,000	$ (15,591,000)	$ 16,327,000	$ (66,948,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	1,126,000	2,247,000	8,579,000	8,850,000
Loss on sale of property and equipment	10,000	0	38,000	0
Net accretion of discounts on investments	(56,000)	(119,000)	(278,000)	(761,000)
Stock-based compensation	1,482,000	2,459,000	8,314,000	11,501,000
Non-cash interest expense related to sale of future royalties	505,000	997,000	2,823,000	2,969,000
Non-cash revenue related to sale of future royalties	(331,000)	(3,021,000)	(4,521,000)	(3,637,000)
Change in operating assets and liabilities:
Accounts receivable	7,425,000	4,261,000	(8,803,000)	(2,753,000)
Unbilled receivable from government contracts	(13,654,000)	(8,414,000)	(30,573,000)	(6,208,000)
Prepaid expenses and other assets	7,889,000	(17,000)	(16,103,000)	(1,666,000)
Accounts payable	2,674,000	9,758,000	14,639,000	5,273,000
Accrued and other liabilities	(11,443,000)	(2,112,000)	33,735,000	3,332,000
Net cash used in operating activities	(2,054,000)	(9,599,000)	7,714,000	(44,764,000)
Cash flows from investing activities:
Purchases of property and equipment	(448,000)	(130,000)	(145,000)	(554,000)
Proceeds from sale of property and equipment	3,000	0	5,000	0
Purchases of investments	(10,231,000)	(7,338,000)	(23,228,000)	(64,270,000)
Proceeds from maturities of investments	10,000,000	20,700,000	40,000,000	43,500,000
Net cash (used in) provided by investing activities	(676,000)	13,232,000	16,632,000	(21,324,000)
Cash flows from financing activities:
Proceeds from issuance of common stock upon exercise of stock options	0	3,000	3,000	30,000
Shares acquired to settle employee tax withholding liabilities	(338,000)	(167,000)	(199,000)	(214,000)
Net cash used in financing activities	(338,000)	(164,000)	4,239,000	56,562,000
Net increase (decrease) in cash and cash equivalents	(3,068,000)	3,469,000	28,585,000	(9,526,000)
Cash and cash equivalents at beginning of the period	53,814,000	25,229,000	25,229,000	34,755,000
Cash and cash equivalents at end of the period	50,746,000	28,698,000	53,814,000	25,229,000
Supplemental disclosure of non-cash investing and financing activity:
Acquisition of property and equipment included in accounts payable and accrued expenses	0	9,000	166,000	106,000
Government Contract [Member]
Change in operating assets and liabilities:
Deferred revenue	(45,000)	(47,000)	(65,332,000)	65,400,000
Collaboration Revenue [Member]
Change in operating assets and liabilities:
Deferred revenue	$ (2,815,000)	$ 0	$ 14,976,000	$ 0